Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,693,246.51

Principal:
Principal Collections	$16,295,669.93
Prepayments in Full	$11,072,492.67
Liquidation Proceeds	$542,557.91
Recoveries	$13,794.46
Sub Total	$27,924,514.97
Collections	$30,617,761.48

Purchase Amounts:
Purchase Amounts Related to Principal	$97,638.95
Purchase Amounts Related to Interest	$342.05
Sub Total	$97,981.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,715,742.48

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,715,742.48
Servicing Fee	$676,225.08	$676,225.08	$0.00	$0.00	$30,039,517.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,039,517.40
Interest - Class A-2 Notes	$92,674.05	$92,674.05	$0.00	$0.00	$29,946,843.35
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$29,808,208.35
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$29,754,826.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,754,826.10
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$29,728,263.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,728,263.10
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$29,706,697.10
Third Priority Principal Payment	$1,842,074.60	$1,842,074.60	$0.00	$0.00	$27,864,622.50
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$27,830,081.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,830,081.83
Regular Principal Payment	$27,308,110.02	$27,308,110.02	$0.00	$0.00	$521,971.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$521,971.81
Residuel Released to Depositor	$0.00	$521,971.81	$0.00	$0.00	$0.00
Total		$30,715,742.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,842,074.60
Regular Principal Payment					$27,308,110.02
Total					$29,150,184.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$29,150,184.62	$85.06	$92,674.05	$0.27	$29,242,858.67	$85.33
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$29,150,184.62	$27.17	$367,360.97	$0.34	$29,517,545.59	$27.51

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$278,022,161.75	0.8112698	$248,871,977.13	0.7262094
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$773,472,161.75	0.7208165	$744,321,977.13	0.6936508

Pool Information
Weighted Average APR	4.245%	4.235%
Weighted Average Remaining Term	50.74	49.92
Number of Receivables Outstanding	39,282	38,291
Pool Balance	$811,470,093.97	$783,223,414.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$777,515,549.70	$750,590,087.15
Pool Factor	0.7403598	0.7145885

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$11,748,351.22
Yield Supplement Overcollateralization Amount	$32,633,327.82
Targeted Overcollateralization Amount	$38,901,437.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,901,437.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		120	$238,319.54
(Recoveries)		8	$13,794.46
Net Losses for Current Collection Period			$224,525.08
Cumulative Net Losses Last Collection Period			$608,780.52
Cumulative Net Losses for all Collection Periods			$833,305.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.99%	353	$7,770,372.76
61-90 Days Delinquent	0.11%	36	$853,741.09
91-120 Days Delinquent	0.03%	8	$204,667.50
Over 120 Days Delinquent	0.01%	3	$95,004.75
Total Delinquent Receivables	1.14%	400	$8,923,786.10

Repossession Inventory:
Repossessed in the Current Collection Period		20	$475,901.21
Total Repossessed Inventory		22	$555,992.74

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1260%
Preceding Collection Period			0.2470%
Current Collection Period			0.3379%
Three Month Average			0.2370%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0867%
Preceding Collection Period			0.0993%
Current Collection Period			0.1227%
Three Month Average			0.1029%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer